Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Product Information [Line Items]
Revenues	$ 5,447,264	$ 455,517	$ 10,049,617	$ 1,214,910
Cost of Goods and Services Sold	2,056,343	$ 458,833	3,260,678	692,261
Accounts receivable	6,045,187		6,045,187		$ 265,812
Allowance for doubtful accounts	48,135		48,135		$ 37,465
Advertising expenses			228,000	15,000
Stock-based compensation expenses			$ 1,783,094	$ 0
Convertible Notes Payables [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			0	57,628,876
Equity Option [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			1,000,000	0
Warrant [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			8,775,000	0
Healthcare Insurers [Member]
Product Information [Line Items]
Revenues			$ 5,329,571
Government Payers [Member]
Product Information [Line Items]
Revenues			2,818,206
Healthcare Insurers And Government Payers [Member]
Product Information [Line Items]
Accounts receivable	$ 5,338,135		$ 5,338,135
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Healthcare Insurers And Government Payers [Member]
Product Information [Line Items]
Concentrations of credit risk				75.00%
Dalrada Precision [Member]
Product Information [Line Items]
Revenues				$ 600,000
Cost of Goods and Services Sold				$ 165,000